Other liabilities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 26,826	$ 24,929	$ 51,188
Accrual of the year	2,822	4,679	5,391
Use of the provision	(1,507)	(1,906)	(2,580)
Disposals of subsidiaries	0	0	(25,152)
Translation differences	3,562	(876)	(3,918)
Balances at the end of year	$ 31,703	$ 26,826	$ 24,929